Morgan, Lewis & Bockius LLP

One Federal Street

Boston, MA 02110

VIA EDGAR

July 19, 2024

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

Re:	Legg Mason Global Asset Management Trust

Registration Statement on Form N-14 (File No. 333-279246)

Ladies and Gentlemen:

On behalf of our client, Legg Mason Global Asset Management Trust (the “Registrant”), a Maryland statutory trust, we hereby certify pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), that the information statement/prospectus and statement of additional information relating to the (1) reorganization of ClearBridge All Cap Value Fund, a series of Legg Mason Partners Investment Trust (the “Target Trust”) with ClearBridge Value Fund, a series of the Registrant, and (2) the reorganization of ClearBridge Small Cap Value Fund, a series of the Target Trust, with ClearBridge Small Cap Fund, a series of the Registrant, that would have been filed by the Registrant pursuant to Rule 497(c) would not have differed from that contained in Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-14 (the “Amendment”). The Amendment, which was filed via the EDGAR system on July 12, 2024 and became effective on July 15, 2024, is the most recent amendment to the Registration Statement.

Please call the undersigned at (212) 309-6353 or Barry Hurwitz at (617) 951-8267 with any questions relating to the filing.

Sincerely,

/s/ Elizabeth L. Belanger

Elizabeth L. Belanger